Consolidated statement of changes in equity (parenthetical)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated statement of changes in equity
Equity interest in subsidiary (as a percent)	98.53%	98.22%	98.20%	97.85%